UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments.

Schedule of Investments	AIG Money Market Fund
January 31, 2012 (unaudited)

Face Amount (000)		Value (000)
Schedule of Investments Certificates of Deposit (32.1%)
	Bank of Montreal
$20,000	0.100%, 02/06/12	$20,000
15,000	0.120%, 02/29/12	15,000
	Bank of Nova Scotia
5,000	0.130%, 02/13/12	5,000
20,000	0.070%, 02/13/12	20,000
10,000	0.110%, 03/12/12	10,000
5,000	0.260%, 03/13/12	5,000
	Bank of Tokyo
25,000	0.330%, 02/13/12	25,000
15,000	0.170%, 02/29/12	15,000
15,000	0.240%, 03/30/12	15,000
25,000	Canadian Imperial Bank of Commerce NY 0.070%, 02/06/12	25,000
	Mizuho Corporate Bank
15,000	0.200%, 02/06/12	15,000
15,000	0.200%, 02/21/12	15,000
5,000	0.470%, 03/21/12	5,000
15,000	0.470%, 04/17/12	15,000
10,000	0.420%, 04/30/12	10,000
15,000	National Bank of Canada 0.100%, 02/15/12	15,000
	Nordea Bank Finland
25,000	0.360%, 02/01/12	25,000
30,000	0.060%, 02/29/12	30,000
	Sumitomo Mitsui Banking
35,000	0.210%, 02/03/12	35,000
20,000	0.290%, 03/09/12	20,000
	Swedbank
30,000	0.130%, 02/08/12	30,000
25,000	0.190%, 02/21/12	25,000
	Toronto Dominion Bank
50,000	0.100%, 03/05/12	50,000
10,000	0.180%, 05/21/12	10,000
	Total Certificates of Deposit (Cost $455,000)	455,000
Commercial Paper (A) (23.6%)
20,000	ANZ Banking 0.260%, 04/19/12(B)	19,989
20,000	Bank of Montreal 0.080%, 03/12/12	19,998
20,000	Bank of Nova Scotia 0.120%, 02/21/12	19,999
15,000	Canadian Imperial Holdings 0.180%, 04/05/12	14,995
	Commonwealth Bank of Australia
15,000	0.245%, 03/15/12(B)	14,996
15,000	0.175%, 04/24/12(B)	14,994
	John Deere Bank
1,500	0.090%, 02/02/12(B)	1,500
13,000	0.070%, 02/06/12(B)	13,000
	National Australia Funding Delaware
5,000	0.290%, 04/02/12(B)	4,997
5,000	0.250%, 04/17/12(B)	4,997
5,000	0.381%, 05/01/12(B)	4,995
15,000	National Bank of Canada 0.401%, 07/18/12	14,972
25,000	Philip Morris International 0.050%, 02/08/12 (B)	25,000
10,000	Private Export Funding 0.050%, 02/15/12 (B)	10,000
	UOB Funding
15,000	0.320%, 02/22/12	14,997
10,000	0.320%, 02/23/12	9,998
15,000	0.250%, 03/19/12	14,995
15,000	0.310%, 05/14/12	14,987
50,000	US Bank 0.150%, 02/07/12	50,000
	Westpac Banking
15,000	0.210%, 02/23/12 (B)	14,998
5,825	0.285%, 03/30/12 (B)	5,822
25,000	Westpac Securities NZ 0.330%, 02/02/12 (B)	25,000
	Total Commercial Paper (Cost $335,229)	335,229
Time Deposits (23.1%)
45,000	ANZ Banking 0.060%, 02/01/12	45,000
25,000	Canadian Imperial Bank of Commerce NY 0.030%, 02/01/12	25,000
67,730	DNB Nor Bank 0.100%, 02/01/12	67,730
50,000	National Australia Bank 0.080%, 02/01/12	50,000
10,000	Nordea Bank 0.100%, 02/01/12	10,000
65,000	Royal Bank of Canada 0.070%, 02/01/12	65,000
65,000	Svenska Handelsbank 0.100%, 02/01/12	65,000
	Total Time Deposits (Cost $327,730)	327,730
Repurchase Agreements (C) (21.2%)
150,000	Barclays Capital 0.180%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $150,000,750 (Collateralized by various FHLB/FHLMC/FNMA obligations ranging in par value $14,505,000-$20,874,000, 0.000%- 1.750%, 02/01/12-02/26/16, with a total market value of $153,000,338)	150,000
150,000	Deutsche Bank 0.220%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $150,00,917 (Collateralized by FHLB Obligation, par value is $153,005,000, 0.000%, 03/30/12, with a total market value of 153,000,410)	150,000
	Total Repurchase Agreements (Cost $300,000)	300,000
	Total Investments (100.0%) (Cost $1,417,959)†	$1,417,959

Schedule of Investments	AIG Money Market Fund
January 31, 2012 (unaudited)

Percentages are based on net assets of $1,418,054 (000).

(A)	Discount notes. The rate reported is the effective yield at the time of purchase.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On January 31, 2012, the value of these liquid securities amounted to $160,288 (000) representing 11.30% of the net assets of the Fund.
(C)	Tri-Party Repurchase Agreements

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FMNA	Federal National Mortgage Association

† For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of January 31, 2012, all of the Fund’s investments are Level 2 in accordance with ASC 820. For the quarter ended January 31, 2012, there were no level 3 securities. For the quarter ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AIG-QH-001-1700

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO

Date: March 29, 2012